Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent events.
Subsequent events

8. Subsequent Events

On July 14, 2022, Ardmore sold the Ardmore Sealifter for $13.2 million. The vessel is classified as held for sale as at June 30, 2022. This vessel was subsequently time-chartered back from the buyer for a period of 24 months.